Short-Term Investments (Tables)	12 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
Schedule of Short-Term Investments
	As of June 30,
	2025	2026
	RMB	RMB
Short-term investments	4,255	36,872
Total	4,255	36,872